MFA 2026-NQM1 Trust ABS-15G

Exhibit 99.2 - Schedule 5

Loan ID	Seller Loan ID	Redaction ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	XXXX	87507	XXXX	Calculated DSCR	XXXX	0	0.53	Not a DSCR loan per approval